Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Finance leases	$ 3.9
Finance leases		$ 2.5
Total outstanding debt	2,122.7	2,321.3
Deferred financing costs	(15.7)	(22.7)
Less current portion	(15.3)	(1.2)
Total long-term debt	2,091.7	2,297.4
Term Loan A
Debt Instrument [Line Items]
Term Loan	458.4	488.8
Term Loan A-1
Debt Instrument [Line Items]
Term Loan	681.6	851.2
2022 Notes
Debt Instrument [Line Items]
Senior notes	375.9	375.9
2024 Notes
Debt Instrument [Line Items]
Senior notes	$ 602.9	$ 602.9